Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 10,719,999	$ 0	$ (28,890,395)	$ 0
Adjustments to reconcile net income to net cash used in operating activities:
Trust account interest income	(18,917)	0	(78,624)	0
Change in fair value of warrant derivative liability	(11,210,000)	0	27,690,000	0
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	(13,877)	0	(105,838)	0
Increase (decrease) in accounts payable and accrued liabilities	(55,135)	0	127,450	0
Net cash used in operating activities	(577,930)	0	(1,257,407)	0
Cash flows from investing activities:
Cash withdrawn from trust account for tax payments	71,388	0
Net cash used in investing activities	71,388	0	(500,000,000)	0
Cash flows from financing activities:
Proceeds from public offering			500,000,000	0
Proceeds from sale of private placement warrants			12,000,000	0
Payment for underwriting discounts			(8,953,885)	0
Payment of offering costs			(606,622)	0
Payment of notes payable, affiliates			(166,750)	0
Proceeds from stock subscriptions receivable, affiliates			2,070	0
Net cash provided by financing activities	0	0	502,274,813	0
Net increase (decrease) in cash and cash equivalents	(506,542)	0	1,017,406	0
Cash and cash equivalents at beginning of period	1,017,406	0	0	0
Cash and cash equivalents at end of period	510,864	0	1,017,406	0
Statement of Cash Flows:
Change in value of common shares subject to possible conversion	$ 10,719,999	$ 0	(26,989,759)	0
Initial classification of common shares subject to possible conversion			449,844,167	0
Deferred underwriting commissions			17,500,000	0
Initial warrant derivative liability			28,030,000	0
Offering costs included in Notes payable, affiliates			$ 166,750	$ 0